Acquisition and disposal of subsidiaries in Russia - fair values of the identifiable assets and liabilities (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 USD ($)
Liabilities
Purchase consideration transferred	$ 67,062
Nexters Online LLC
Assets
Property and equipment					$ 85
Intangible assets					14
Right-of-use assets					395
Trade and other receivables					80
Other assets					27
Cash acquired					4
Total assets					605
Liabilities
Deferred tax liability					(16)
Lease liabilities					(395)
Trade and other payables					(218)
Tax liability					(4)
Total liabilities					(633)
Total identifiable net assets at fair value					(28)
Goodwill gain on bargain purchase					191
Purchase consideration transferred					163
Nexters Studio LLC
Assets
Property and equipment					390
Intangible assets					38
Right-of-use assets					1,164
Trade and other receivables					656
Other assets					91
Cash acquired					26
Prepaid tax					28
Total assets					2,393
Liabilities
Deferred tax liability					(4)
Lease liabilities					(1,164)
Trade and other payables					(1,415)
Total liabilities					(2,583)
Total identifiable net assets at fair value					(190)
Goodwill gain on bargain purchase					1,274
Purchase consideration transferred					$ 1,084
NHW Ltd
Assets
Trade and other receivables			$ 15
Cash acquired			1
Total assets			16
Liabilities
Total identifiable net assets at fair value			16
Goodwill gain on bargain purchase			8
Purchase consideration transferred			$ 24	€ 20,000
Game Positive LLC
Assets
Property and equipment		$ 71
Trade and other receivables		48
Other assets		59
Cash acquired		82
Prepaid tax		12
Total assets		272
Liabilities
Trade and other payables		(159)
Total liabilities		(159)
Total identifiable net assets at fair value		113
Goodwill gain on bargain purchase		(79)
NCI		(33)
Purchase consideration transferred		$ 1